SCHEDULE OF RESTRICTED STOCK AWARDS ACTIVITY (Details) - $ / shares	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares, nonvested beginning balance
Weighted average grant date fair value, nonvested beginning balance
Number of shares, nonvested granted
Weighted average grant date fair value, nonvested granted
Number of shares, nonvested vested	600,000
Weighted average grant date fair value, nonvested vested	$ 0.01
Number of shares, nonvested forfeitures
Weighted average grant date fair value, nonvested forfeitures
Number of shares, nonvested ending balance	3,000,000				3,000,000
Weighted average grant date fair value, nonvested ending balance	$ 0.01				$ 0.01
Number of shares, nonvested assumed due to titan merger vested and unreleased	1,405,000
Weighted Average Grant Date Fair Value, Nonvested Beginning balance	$ 0.01
Number of shares, nonvested assumed due to titan merger unvested	3,600,000
Weighted Average Grant Date Fair Value, Nonvested Beginning balance	$ 0.01
Weighted average remaining contractual term years, nonvested	2 years 7 months 13 days
Weighted average remaining contractual term years, nonvested	1 year 11 months 12 days
Number of shares, nonvested vested and unreleased	2,005,000				2,005,000
Weighted average grant date fair value, vested and unreleased	$ 0.01				$ 0.01
Number of shares, nonvested outstanding, ending balance	5,005,000				5,005,000
Weighted average grant date fair value, nonvested outstanding, ending balance	$ 0.01				$ 0.01
Weighted average remaining contractual term years nonvested outstanding	2 years 6 months 3 days